Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 7,948	kr 7,200
Amounts offset in the Statement of Financial Position	(980)	(671)
Net amounts of financial assets presented in the Statement of Financial Position	6,968	6,529
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(3,799)	(4,324)
Cash collateral received	(2,352)	(1,805)
Net amount	817	400
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	21,036	22,648
Amounts offset in the Statement of Financial Position	(980)	(714)
Net amounts of financial liabilities presented in the Statement of Financial Position	20,056	21,934
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(3,799)	(4,324)
Cash collateral paid	(15,871)	(15,537)
Net amount	kr 386	kr 2,073